Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Table

Year	Summary Compensation Table Total for PEO ($)(1)(2)	Compensation Actually Paid to PEO ($)(1)(3)(4)	Average Summary Compensation Table Total for Other NEOs ($)(5)(6)	Average Compensation Actually Paid to Other NEOs ($)(3)(4)	Value of Initial Fixed $100 Investment Based On:		WH GAAP Net Income ($)(9)	WH EBIT Per Share, as adjusted ($)(10)
					WH Total Shareholder Return ($)(7)	Peer Group Total Shareholder Return ($)(8)
2024	13,895,064	25,447,280	3,385,115	4,732,351	173.78	147.93	289	8.11
2023	10,659,712	16,068,245	2,703,559	3,503,272	136.08	111.92	289	7.18
2022	9,732,789	1,614,733	2,808,056	1,700,216	118.40	67.29	355	6.65
2021	18,209,539	33,542,395	3,120,108	4,413,427	146.27	88.83	244	5.68
2020	6,504,163	10,747,855	2,693,111	2,149,625	95.85	74.12	(132)	2.94

Company Selected Measure Name	EBIT per share, as adjusted
Named Executive Officers, Footnote	Chief Executive Officer Geoffrey A. Ballotti served as the PEO for all five years above and shall be referred to as “CEO” throughout the remainder of this section.The Other NEOs in the 2024 reporting year are Michele Allen, Paul F. Cash, Scott Strickland, Monica Melancon and Lisa Checchio. The Other NEOs in the 2023 reporting year are Michele Allen, Paul F. Cash, Scott Strickland and Monica Melancon. The Other NEOs in the 2022 reporting year are Michele Allen, Paul F. Cash, Lisa Checchio, and Scott Strickland. The Other NEOs in the 2021 reporting year are Michele Allen, Paul F. Cash, Lisa Checchio, Scott LePage and Mary R. Falvey. The Other NEOs in the 2020 reporting year are Michele Allen, Paul F. Cash, Mary R. Falvey, Lisa Checchio, Tom H. Barber and Robert D. Loewen.
Peer Group Issuers, Footnote	Consistent with the Stock Performance Graph included in the 2024 Form 10-K, and as permitted by SEC rules the peer group depicted is the S&P 500 Hotels, Resorts & Cruise Lines Index (consisting of Airbnb, Inc. (Class A common stock), Booking Holdings Inc., Carnival Corporation & plc, Expedia Group, Inc., Hilton Worldwide Holdings Inc., Marriott International, Inc., Norwegian Cruise Line Holdings Ltd., and Royal Caribbean Cruises Ltd.) Total Shareholder Return represents the measurement period value of an investment of $100 and includes the reinvestment of dividends. This reflects an incremental update to our prior year methodology, which did not include dividend reinvestment.
PEO Total Compensation Amount	$ 13,895,064	$ 10,659,712	$ 9,732,789	$ 18,209,539	$ 6,504,163
PEO Actually Paid Compensation Amount	$ 25,447,280	16,068,245	1,614,733	33,542,395	10,747,855
Adjustment To PEO Compensation, Footnote	Calculations of Compensation Actually Paid are reported in compliance with SEC rules which require certain adjustments be made to the Summary Compensation Table reported totals. Compensation Actually Paid does not necessarily represent cash and/or equity value transferred to the CEO or Other NEOs without restriction, but rather is a value calculated under the applicable SEC rules. In general, Compensation Actually Paid is calculated as Summary Compensation Table total compensation adjusted to include the fair value of equity awards as of December 31st of the applicable year or, if earlier, the vesting date (rather than the grant date). Our CEO and Other NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included. The following table details these adjustments:

Year	Role(s)	Summary Compensation Table Total ($)	(Subtract) Original Grant Date Fair value of Stock Awards and Option Awards Granted in Year	Add Year- End Fair Value of Awards Granted in Year	Add/ (Subtract) Change in Fair Value of Equity Awards Granted in Prior Years	Add/ (Subtract) Change in Value of Vested Equity Awards	Add Fair Value at Vesting of Equity Awards Granted and Vested in Same Year	(Subtract) Value of Equity Awards that Failed to Meet Vesting Conditions	Add Value of Dividends or other Earnings Paid on Stock Awards or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Compensation Actually Paid
2024	CEO	13,895,064	(9,999,880)	13,166,399	8,764,606	(760,031)	—	—	381,122	25,447,280
	Other NEOs	3,385,115	(1,769,908)	2,076,556	1,170,664	(104,235)	38,885	(139,640)	74,914	4,732,351
2023	CEO	10,659,712	(6,999,979)	7,281,608	4,163,401	636,429	—	—	327,074	16,068,245
	Other NEOs	2,703,559	(1,562,426)	1,625,287	567,712	97,780	—	—	71,360	3,503,272
2022	CEO	9,732,789	(5,999,974)	6,463,895	(7,900,974)	(886,654)	—	—	205,651	1,614,733
	Other NEOs	2,808,056	(1,706,121)	1,642,813	(1,001,586)	(88,987)	—	—	46,041	1,700,216
2021	CEO	18,209,539	(14,600,000)	20,613,575	7,932,664	1,199,193	—	—	187,424	33,542,395
	Other NEOs	3,120,108	(1,532,292)	2,106,488	941,103	176,611	—	(423,178)	24,587	4,413,427
2020	CEO	6,504,163	(4,500,000)	7,931,831	1,318,023	(560,432)	—	—	54,270	10,747,855
	Other NEOs	2,693,111	(1,291,667)	1,258,115	145,302	(234,199)	—	(428,953)	7,916	2,149,625
	The table above does not reflect the LTIP modifier grants awarded in 2020 in the form of PSUs. No original grant date fair value was attributable to these awards under ASC 718 due to the fact that no amount would have been earned under these awards at target performance and performance in excess of 100% of target performance was required for any PSUs to be earned. The 2020 grant would have had a $0 impact on Compensation Actually Paid
Non-PEO NEO Average Total Compensation Amount	$ 3,385,115	2,703,559	2,808,056	3,120,108	2,693,111
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,732,351	3,503,272	1,700,216	4,413,427	2,149,625
Adjustment to Non-PEO NEO Compensation Footnote	Calculations of Compensation Actually Paid are reported in compliance with SEC rules which require certain adjustments be made to the Summary Compensation Table reported totals. Compensation Actually Paid does not necessarily represent cash and/or equity value transferred to the CEO or Other NEOs without restriction, but rather is a value calculated under the applicable SEC rules. In general, Compensation Actually Paid is calculated as Summary Compensation Table total compensation adjusted to include the fair value of equity awards as of December 31st of the applicable year or, if earlier, the vesting date (rather than the grant date). Our CEO and Other NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included. The following table details these adjustments:

Year	Role(s)	Summary Compensation Table Total ($)	(Subtract) Original Grant Date Fair value of Stock Awards and Option Awards Granted in Year	Add Year- End Fair Value of Awards Granted in Year	Add/ (Subtract) Change in Fair Value of Equity Awards Granted in Prior Years	Add/ (Subtract) Change in Value of Vested Equity Awards	Add Fair Value at Vesting of Equity Awards Granted and Vested in Same Year	(Subtract) Value of Equity Awards that Failed to Meet Vesting Conditions	Add Value of Dividends or other Earnings Paid on Stock Awards or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Compensation Actually Paid
2024	CEO	13,895,064	(9,999,880)	13,166,399	8,764,606	(760,031)	—	—	381,122	25,447,280
	Other NEOs	3,385,115	(1,769,908)	2,076,556	1,170,664	(104,235)	38,885	(139,640)	74,914	4,732,351
2023	CEO	10,659,712	(6,999,979)	7,281,608	4,163,401	636,429	—	—	327,074	16,068,245
	Other NEOs	2,703,559	(1,562,426)	1,625,287	567,712	97,780	—	—	71,360	3,503,272
2022	CEO	9,732,789	(5,999,974)	6,463,895	(7,900,974)	(886,654)	—	—	205,651	1,614,733
	Other NEOs	2,808,056	(1,706,121)	1,642,813	(1,001,586)	(88,987)	—	—	46,041	1,700,216
2021	CEO	18,209,539	(14,600,000)	20,613,575	7,932,664	1,199,193	—	—	187,424	33,542,395
	Other NEOs	3,120,108	(1,532,292)	2,106,488	941,103	176,611	—	(423,178)	24,587	4,413,427
2020	CEO	6,504,163	(4,500,000)	7,931,831	1,318,023	(560,432)	—	—	54,270	10,747,855
	Other NEOs	2,693,111	(1,291,667)	1,258,115	145,302	(234,199)	—	(428,953)	7,916	2,149,625
The table above does not reflect the LTIP modifier grants awarded in 2020 in the form of PSUs. No original grant date fair value was attributable to these awards under ASC 718 due to the fact that no amount would have been earned under these awards at target performance and performance in excess of 100% of target performance was required for any PSUs to be earned. The 2020 grant would have had a $0 impact on Compensation Actually Paid.

Equity Valuation Assumption Difference, Footnote	For 2024, the values of restricted stock units, performance stock units and stock options used to calculate Compensation Actually Paid reflect the following assumptions. The disclosure of ranges reflects the consolidation of different grant years into each covered fiscal year under the Pay Versus Performance disclosure. As such, each covered year includes awards granted in such year and awards granted in prior years that were either unvested and outstanding or had vested in such year. The fair value of stock options is estimated using a Black-Scholes option pricing model in accordance with the SEC rules. This model uses both historical data and current market data to estimate the fair value of options and requires several assumptions. The Company did not grant stock options during 2024.

2024
Restricted Share Units
Stock Price (1)	$72.17 – $100.79
Performance Share Units
Financial Metric Multiplier (2)	100 – 200%
Stock Options
Expected life (in years)	0.50 – 1.04 years
Volatility	22.60 – 25.20%
Expected dividend yield	1.63 – 1.76%
Risk-free rate	4.1 – 5.2%
______________
(1)All of our grants are made on the same date and vest on the same date. As such, the same stock price assumption covers RSUs, PSUs, and options.
(2)Because each covered fiscal year in the Pay versus Performance disclosure incorporates grants made in different years, a range of multipliers is shown based on the payout expectations as of the applicable fiscal year end date or vesting date.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Performance Metrics	Proxy Statement Reference
EBIT per share, as adjusted	Compensation Discussion & Analysis – Long-Term Incentive Compensation (pp. xx-xx)
Adjusted EBITDA	Compensation Discussion & Analysis – Annual Incentive Compensation (p. xx)
Net Room Growth	Compensation Discussion & Analysis – Annual Incentive Compensation (p. xx)

Total Shareholder Return Amount	$ 173.78	136.08	118.40	146.27	95.85
Peer Group Total Shareholder Return Amount	147.93	111.92	67.29	88.83	74.12
Net Income (Loss)	$ 289,000,000	$ 289,000,000	$ 355,000,000	$ 244,000,000	$ (132,000,000)
Company Selected Measure Amount	8.11	7.18	6.65	5.68	2.94
PEO Name	Geoffrey A. Ballotti
Additional 402(v) Disclosure	The dollar amounts reported are the amounts of total compensation reported for our CEO for each corresponding year in the “Total” column of the Summary Compensation Table.The dollar amounts reported represent the average of the amounts reported for our company’s named executive officers as a group (excluding Mr. Ballotti) for each corresponding year in the “Total” column of the Summary Compensation Table.
(7)Cumulative Total Shareholder Return represents the measurement period value of an investment of $100 in our stock on December 31, 2020, and then valued again on each of December 31, 2021, December 31, 2022, December 31, 2023 and December 31, 2024.
	Values shown are in millions.
Measure:: 1
Pay vs Performance Disclosure
Name	EBIT per share, as adjusted
Non-GAAP Measure Description	Earnings Before Interest and Taxes, or “EBIT per share,” as adjusted, is reflected for each respective fiscal year and was selected as the Company’s most important financial performance measure used to link Compensation Actually Paid to the CEO and Other NEOs, and additional information regarding how this measure is defined is reflected in the Compensation Discussion and Analysis on the pages referenced below. The unranked list of performance metrics is below and the use of each metric is further discussed in the “Compensation Discussion and Analysis” section of this Proxy Statement as shown in the Proxy Statement Reference column.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Net Room Growth
PEO | Original Grant Date Fair Value Of Stock Awards And Option Awards Granted In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,999,880)	$ (6,999,979)	$ (5,999,974)	$ (14,600,000)	$ (4,500,000)
PEO | Add Year End Fair Value Of Awards Granted In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,166,399	7,281,608	6,463,895	20,613,575	7,931,831
PEO | Change In Fair Value Of Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,764,606	4,163,401	(7,900,974)	7,932,664	1,318,023
PEO | Change In Value Of Vested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(760,031)	636,429	(886,654)	1,199,193	(560,432)
PEO | Change In Value Of Equity Awards Granted and Vested in Same Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Value Of Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Add Value Of Dividends Or Other Earnings Paid On Stock Awards Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	381,122	327,074	205,651	187,424	54,270
Non-PEO NEO | Original Grant Date Fair Value Of Stock Awards And Option Awards Granted In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,769,908)	(1,562,426)	(1,706,121)	(1,532,292)	(1,291,667)
Non-PEO NEO | Add Year End Fair Value Of Awards Granted In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,076,556	1,625,287	1,642,813	2,106,488	1,258,115
Non-PEO NEO | Change In Fair Value Of Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,170,664	567,712	(1,001,586)	941,103	145,302
Non-PEO NEO | Change In Value Of Vested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(104,235)	97,780	(88,987)	176,611	(234,199)
Non-PEO NEO | Change In Value Of Equity Awards Granted and Vested in Same Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,885	0	0	0	0
Non-PEO NEO | Value Of Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(139,640)	0	0	(423,178)	(428,953)
Non-PEO NEO | Add Value Of Dividends Or Other Earnings Paid On Stock Awards Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 74,914	$ 71,360	$ 46,041	$ 24,587	$ 7,916